PROVISIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Changes in other provisions [abstract]
Provisions, beginning balance	$ 30,600	$ 24,825
Provisions made	39,612	39,868
Acquisition of subsidiaries	522
Provisions used	(34,659)	(34,983)
Exchange adjustments	(97)	890
Provisions, ending balance	35,978	30,600
Warranty
Changes in other provisions [abstract]
Provisions, beginning balance	11,102	12,793
Provisions made	6,460	3,559
Acquisition of subsidiaries	522
Provisions used	(4,862)	(5,838)
Exchange adjustments	(30)	588
Provisions, ending balance	13,192	11,102
Restructuring
Changes in other provisions [abstract]
Provisions, beginning balance	18,590	10,610
Provisions made	22,790	27,487
Acquisition of subsidiaries	0
Provisions used	(19,445)	(19,773)
Exchange adjustments	(72)	266
Provisions, ending balance	21,863	18,590
Other
Changes in other provisions [abstract]
Provisions, beginning balance	908	1,422
Provisions made	10,362	8,822
Acquisition of subsidiaries	0
Provisions used	(10,352)	(9,372)
Exchange adjustments	5	36
Provisions, ending balance	$ 923	$ 908